12. RESTRICTED CASH (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Restricted Cash And Cash Equivalents [abstract]
Restricted cash	R$ 12	R$ 91